Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Tax Credit Carryforward [Line Items]
Statutory income tax rate	21.00%		21.00%
Deferred tax assets, Operating loss carryforwards, Not subject to expiration	$ 33,600,000
Percentage of taxable income, limitation on NOLs	80.00%
Investment tax credits expire, description		expire between 2031 and 2042
Current income tax expense	$ 0
Open tax years	2020 2021 2022 2023
Represents minimum cumulative percentage of change in ownership as a condition to offset taxable income or tax	50.00%
Cumulative change in ownership period	3 years
United States [Member]
Tax Credit Carryforward [Line Items]
Loss before income taxes	$ 6,500,000
Operating loss carryforwards	$ 15,800,000
Net operating loss expire, description		begin expiring on June 30, 2028
Operating loss carryforwards expiration date	Jun. 30, 2028
US and Canadian [Member]
Tax Credit Carryforward [Line Items]
Operating loss carryforwards	$ 109,300,000		$ 109,300,000
Canadian [Member]
Tax Credit Carryforward [Line Items]
Loss before income taxes	1,800,000
Operating loss carryforwards	$ 59,900,000
Net operating loss expire, description	begin expiring in 2030
Non-refundable federal investment tax credits	$ 421,000		470,000
British Columbia [Member]
Tax Credit Carryforward [Line Items]
Investment tax credits expire, description		expire between 2024 and 2032
Non-refundable federal investment tax credits	264,000		299,000
Canadian Scientific Research and Development [Member]
Tax Credit Carryforward [Line Items]
Non-refundable federal investment tax credits	$ 3,100,000		$ 3,300,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Tax Credit Carryforward [Line Items]
Current income tax expense		$ 0		$ 0
Tax credit carryforward, amount		$ 15,218,000
Tax credit carry forward expiration year		2037
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Expire [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforward, amount		$ 43,968,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] | Not Expire [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforward, amount		$ 28,750,000